February 18, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:	Smith Barney Sector Series Inc. (the "Registrant")
	File No. 33-7339


Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Combined Prospectus of the Natural Resources Fund, Financial Services Fund, Health Sciences Fund and
Technology Fund and the Statement of Additional Information of the Natural Resources Fund and the Combined Statement of Additional Information of the Financial Services Fund, Health Sciences Fund and Technology Fund does not differ from that contained in Post-Effective Amendment No. 26 filed on February 11, 2000.


Please return an electronic transmittal as evidence of your receipt of this filing.


Very truly yours,


/s/Michael Kocur
Michael Kocur
Assistant Secretary